SHARE-BASED COMPENSATION ARRANGEMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of detailed information about number and weighted average exercise prices of share options
	Number of options		Weighted average exercise price
	2021	2020	2021	2020
	(Thousands)		(USD)

Outstanding at 1 January	3,781	4,828	2.19	3.95
Forfeited during the year	(359)	(1,621)	6.79	3.91
Exercised during the year	(652)	(1,227)	2.08	0.72
Granted during the year	3,256	1,801	10.76	2.21

Outstanding at December 31	6,026	3,781	6.54	2.19
Exercisable at December 31	1,540	51

Disclosure of change in the exercise price and vesting terms of outstanding share options

		Originally granted		Amended Granted
Grated date	Number of options	Exercise price (GBP)	Exercisable date from	Exercise price (GBP)	Exercisable date from

March 20, 2017	217,000	2.44	March 20, 2019	1.60	July 28, 2021
June 18, 2017	116,000	2.99	June 18, 2019	1.60	July 28, 2021
November 5, 2017	391,000	4.31	November 5, 2019	1.60	July 28, 2021
January 23, 2018	1,163,000	4.37	January 23, 2020	1.60	July 31, 2021
June 20, 2018	52,000	4.37	June 20, 2020	1.60	July 31, 2021
April 2, 2019 (*)	265,174	2.06-18.27	April 2, 2019	1.60	July 28, 2021

(*)	Granted as part of RhythmOne’s acquisition as listed above.

Disclosure of detailed information about options, measurement of the fair values at grant date
	2021	2020

Grant date fair value in USD	4.3	1.04-1.73
Share price (on grant date) (in USD)	10.09	1.74-3.03
Exercise price (in USD)	10.76	1.89-3.06
Expected volatility (weighted average)	60%	60%
Expected life (weighted average)	3.75	3.5-3.75
Expected dividends	0.00%	0.00%
Risk-free interest rate	0.54%	0.15%-1.46%

Disclosure of expense recognized in the statement of operation and other comprehensive income
	Year ended December 31
	2021	2020	2019
	USD thousands

Selling and marketing	7,094	4,515	1,257
Research and development	3,474	555	452
General and administrative	32,250	9,420	14,100

	42,818	14,490	15,809

Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of detailed information about number of restricted share units and performance stock units
	Number of RSUs		Weighted-Average Grant Date Fair Value
	2021	2020	2021	2020
	(Thousands)

Outstanding at 1 January	3,777	3,969	2.364	2.372
Forfeited during the year	(25)	(46)	7.861	2.511
Exercised during the year	(2,972)	(3,480)	4.447	2.296
Granted during the year	7,366	2,919	10.017	2.538
Restricted stock units assumed in acquisition during the year	-	415	-	2.592

Outstanding at December 31	8,146	3,777	8.606	2.364

Performance Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of detailed information about number of restricted share units and performance stock units
	Number of PSUs		Weighted-Average Grant Date Fair Value
	2021	2020	2021	2020
	(Thousands)

Outstanding at January 1	3,852	5,071	2.155	2.105
Forfeited during the year	(93)	(206)	2.253	2.211
Exercised during the year	(1,941)	(1,738)	2.204	2.185
Granted during the year	2,668	725	9.999	2.590

Outstanding at December 31	4,486	3,852	6.796	2.155